Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income taxes
17.	Income taxes

(a)	Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to income, corporate or capital gains tax, and no withholding tax is imposed upon the payment of dividends.

(b)	Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, from April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations. The Company was not subject to Hong Kong profit tax for the years ended December 31, 2023, 2024 and 2025 as it did not have assessable profit for any period presented. Dividends income received from Liandu WFOE is not subject to Hong Kong profits tax.

(c)	British Virgin Islands

Under the current laws of the British Virgin Islands (“BVI”), the Company’s subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

(d)	Mainland

On March 16, 2007, the National People’s Congress of the PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008. According to the Article 14 of Guofa 2016 No. 81 released by the State Council non-profit private schools are eligible to enjoy the same preferential tax treatment as public schools. As a result, non-profit private schools providing academic qualification education are eligible to enjoy income tax exemption treatment.

Starting from June 25, 2023, Lishui International School was subject to EIT at a uniform rate of 25%.

According to the Financial management system scheme of Lishui Development Zone (Park), Lishui Xianke is eligible to enjoy 40% income tax reduction treatment, subjecting to the PRC income tax at the rate of 15%.

According to the Announcement on Further Implementing the Income Tax Preferential Policies for Small and Micro Enterprises (Caishui [2023] No. 06) issued by the Ministry of Finance and the State Taxation Administration on March 14, 2022, for small and low-profit enterprises with an annual taxable income exceeding RMB1.0 million but not exceeding RMB3.0 million, a reduction of 25% will be included in the taxable income and the enterprise income tax will be paid at a 20% tax rate. The execution period of this announcement is from January 1, 2023 to December 31, 2024. On August 2, 2023, the Ministry of Finance and the State Taxation Administration announced Caishui [2023] No. 12 and extend the execution period of Caishui [2023] No. 06 from December 31, 2024 to December 31, 2027. For the years ended December 31, 2023, 2024 and 2025, Chuangmei Weiye, Hainan Jiangcai, Hebei Chuangxiang and Langfang school were qualified as small-scale and low profit enterprise.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.”

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such a tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.

Composition of income tax expense from continuing operations

	For the years ended December 31,
	2023	2024	2025
Current	216,120	-	-
Deferred	2,903,456	-	-
Total income tax expenses	3,119,576	-	-

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the years ended December 31,
	2023		2024		2025
	Amount	Percentage	Amount	Percentage	Amount	Percentage
PRC Statutory income tax rates	(25,118,909)	25.0%	(6,175,509)	25.0%	(30,315,688)	25.0%
Effect of preferential tax rates	323,804	(0.3)%	667,990	(2.7)%	21,448,229	(17.7)%
Effect of non-taxable loss (1)	(864,477)	0.9%	-	-	-	-
Effect of favorable tax rates on small-scale and low-profit entities	5,669,481	(5.6)%	(298,213)	1.2%	-	-
Change of valuation allowance	23,109,677	(23.0)%	5,805,732	(23.5)%	8,867,459	(7.3)%
Provision for income tax	3,119,576	(3.0)%	-	0.0%	-	0.0%

(1)	Non-taxable loss was primarily due to goodwill impairment loss of Beijing P.X.

Deferred tax assets

The significant components of the deferred tax assets are summarized below:

	As of December 31,
	2024	2025
Deferred tax assets:
Net operating loss carry-forwards	14,071,879	22,929,648
Allowance of credit losses	15,890,837	15,900,526
Less: valuation allowance	(29,962,716)	(38,830,174)
Net deferred tax assets	-	-

As of December 31, 2024 and 2025, the Group had net operating loss carryforwards of approximately RMB47,426,238 and RMB80,529,758, respectively, which arose from the Group’s subsidiaries, VIEs and the VIEs’ subsidiaries established in the PRC. As of December 31, 2024 and 2025, deferred tax assets from the net operating loss carryforwards amounted to RMB14,071,879 and RMB22,929,648, respectively.

As private schools providing compulsory education should not conduct any transaction with any related party under the Implementation Rules, some of the Group’s subsidiaries and Lishui Mengxiang VIE were confronted with the adjustment of business. Thus, the Group considered it more likely than not that those subsidiaries and Lishui Mengxiang VIE could not generate sufficient pre-tax profit in the next 5 consecutive years and the deferred tax assets will not be utilized in the future. As of December 31, 2024 and 2025, the Group provided valuation allowance of RMB29,962,716 and RMB38,830,174, respectively.

The movement of valuation allowance is as follows:

	As of December 31,
	2024	2025
Balance at beginning of the year	24,156,986	29,962,716
Disposal of a subsidiary	-	-
Additions	6,240,696	8,867,458
Decrease	(434,966)	-
Balance at end of the year	29,962,716	38,830,174

As of December 31, 2025, the net operating loss carryforwards from the Group’s subsidiaries, VIEs and the VIEs’ subsidiaries established in the PRC will expire, if unused, as follows:

Net operating loss carryforwards
2026	2,611,109
2027	1,009,456
2028	16,586,588
2029	24,870,235
2030	35,452,370
Total	80,529,758